Cover	Aug. 18, 2021
Cover [Abstract]
Entity Registrant Name	RECRUITER.COM GROUP, INC.
Entity Central Index Key	0001462223
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 18, 2021
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	001-40563
Entity Tax Identification Number	90-1505893
Entity Address Address Line 1	500 Seventh Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10018
City Area Code	855
Local Phone Number	931-1500
Security 12b Title	Common Stock Purchase Warrants
Trading Symbol	RCRTW
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false